INCOME TAXES 2 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred Tax Assets And Liabilities [Line Items]
Deferred Tax Liabilities, Property, Plant and Equipment	$ 3,951	$ 3,710
Deferred Tax Liabilities, Regulatory Balancing Accounts	663	770
Deferred Tax Liabilities, Tax Deferred Income	15	3
Deferred Tax Liabilities, Loss On Reacquired Debt	8	9
Deferred Tax Liabilities, Property Taxes	50	46
Deferred Tax Liabilities, Investment in Noncontrolled Affiliates	256	118
Deferred Tax Liabilities, Other	72	55
Deferred Tax Liabilities	5,015	4,711
Deferred Tax Assets, Tax Credit Carryforwards, General Business	105	67
Deferred Tax Assets, Equity Method Losses	16	16
Deferred Tax Assets, Net Operating Loss	2,023	1,898
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Other	128	156
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Postretirement Benefits	264	587
Deferred Tax Assets, Other	14	90
Deferred Tax Assets, State Income Taxes	30	58
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Allowance for Doubtful Accounts	8	8
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Loss Reserves	20	7
Deferred Tax Assets, Gross	2,608	2,887
Deferred Tax Assets, Valuation Allowance	96	128
Deferred Tax Assets, Net	2,512	2,759
Net deferred income tax liability	2,503	1,952
Deferred Tax (Assets) Liabilities, Current, Net	(301)	(148)
Deferred Tax (Assets) Liabilities, Noncurrent, Net	2,804	2,100
San Diego Gas and Electric Company and Subsidiary [Member]
Deferred Tax Assets And Liabilities [Line Items]
Deferred Tax Liabilities, Property, Plant and Equipment	2,040	1,947
Deferred Tax Liabilities, Regulatory Balancing Accounts	411	344
Deferred Tax Liabilities, Loss On Reacquired Debt	3	4
Deferred Tax Liabilities, Property Taxes	36	32
Deferred Tax Liabilities, Other	25	22
Deferred Tax Liabilities	2,515	2,349
Deferred Tax Assets, Tax Credit Carryforwards, General Business	15	16
Deferred Tax Assets, Net Operating Loss	440	446
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Other	13	14
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Postretirement Benefits	57	137
Deferred Tax Assets, Other	4	4
Deferred Tax Assets, State Income Taxes	22	31
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Loss Reserves	45	38
Deferred Tax Assets, Hedging Transactions	1	1
Deferred Tax Assets, Net	597	687
Net deferred income tax liability	1,918	1,662
Deferred Tax (Assets) Liabilities, Current, Net	(103)	26
Deferred Tax (Assets) Liabilities, Noncurrent, Net	2,021	1,636
Southern California Gas Company [Member]
Deferred Tax Assets And Liabilities [Line Items]
Deferred Tax Liabilities, Property, Plant and Equipment	1,045	938
Deferred Tax Liabilities, Regulatory Balancing Accounts	265	439
Deferred Tax Liabilities, Loss On Reacquired Debt	6	7
Deferred Tax Liabilities, Property Taxes	16	15
Deferred Tax Liabilities, Other	0	0
Deferred Tax Liabilities	1,332	1,399
Deferred Tax Assets, Tax Credit Carryforwards, General Business	12	14
Deferred Tax Assets, Net Operating Loss	65	34
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Other	38	48
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Postretirement Benefits	126	370
Deferred Tax Assets, Other	11	9
Deferred Tax Assets, State Income Taxes	10	18
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Loss Reserves	27	21
Deferred Tax Assets, Hedging Transactions	5	7
Deferred Tax Assets, Net	294	521
Net deferred income tax liability	1,038	878
Deferred Tax (Assets) Liabilities, Current, Net	45	(3)
Deferred Tax (Assets) Liabilities, Noncurrent, Net	$ 993	$ 881